DEFERRED INCOME TAXES (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Deferred Income Taxes
Beginning balance		R$ 2,917,560	R$ 2,082,537
Deferred income taxes recognized in income from continuing operations		(208,060)	807,744
Deferred income taxes recognized in other comprehensive income		(175,110)	8,738
Deferred income taxes recognized in loss from discontinued operations			28,018
Deferred taxes recognized in accumulated losses - monetary correction by hyperinflation		(32,655)
Other	[1]	(46,737)	(9,477)
Ending balance		R$ 2,454,998	R$ 2,917,560

[1]	Related to the foreign exchange variation effect on the balances in foreign companies.